STOCK OPTION PLANS (Details-Warrants Outstanding) - Warrant [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding - beginning | shares	466,636
Weighted average exercise price - beginning	$ 52.50
Weighted average contractural term - beginning	6 years 3 months 21 days
Aggregate intrinsic value - beginning | $	$ 0
Warrants granted | shares	437,500
Weighted average exercise price - shares granted	$ 42.51
Weighted average contractural term - exercisable	2 years 5 months 1 day
Aggregate intrinsic value - granted	$ 7,813
Warrants exercised | shares	0
Weighted average exercise price - shares Exercised	$ 0
Aggregate intrinsic value - Exercised | $	$ 0
Warrants cancelled and expired | shares	0
Weighted average exercise price - shares Cancelled	$ 0
Aggregate intrinsic value - Expired | $	$ 0
Warrants outstanding - ending | shares	904,136
Weighted average exercise price - ending	$ 47.68
Weighted average contractural term - ending	4 years 14 days
Aggregate intrinsic value - ending | $	$ 0
Warrants exercisable | shares	904,136
Weighted average exercise price - exercisable	$ 47.68
Weighted average contractural term - exercisable	4 years 14 days
Aggregate intrinsic value - exercisable | $	$ 7,813